Segment Information (Tables)	12 Months Ended
Dec. 31, 2014
Segment Reporting [Abstract]
Components of Revenues

Components of revenues are presented in the following table:

	For the years ended December 31,
	2012	2013	2014
Membership subscription	—	$2,808	$29,756
Mobile games	—	92	11,237
Other services	—	229	3,762

Total	—	$3,129	$44,755